UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	4/30/2013

FORM N-Q

Item 1.                        Schedule of Investments.

                        (INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2013 (Unaudited)

	Principal
Bonds and Notes--99.5%	Amount ($)		Value ($)
U.S. Treasury Inflation Protected Securities:
0.13%, 4/15/16	57,192,717	a,b	59,940,655
0.13%, 4/15/17	63,004,628	b	67,109,757
0.13%, 1/15/22	51,741,098	b	56,349,315
0.13%, 7/15/22	9,300,792	b	10,152,400
0.63%, 7/15/21	25,894,572	a,b	29,596,694
0.63%, 2/15/43	2,660,112	b	2,785,427
1.75%, 1/15/28	4,365,165	a,b	5,646,752
2.00%, 7/15/14	24,185,980	a,b	25,234,660
2.00%, 1/15/26	22,104,377	a,b	29,046,544
2.13%, 2/15/40	12,166,834	a,b	17,728,403
2.13%, 2/15/41	11,769,967	a,b	17,249,440
2.50%, 1/15/29	9,589,002	a,b	13,626,874
2.63%, 7/15/17	20,958,554	a,b	24,880,088
3.63%, 4/15/28	19,561,030	a,b	31,013,407
Total Bonds and Notes
(cost $370,696,626)			390,360,416

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,499,020)	1,499,020	[c]	1,499,020
Total Investments (cost $372,195,646)	99.9%		391,859,436
Cash and Receivables (Net)	.1%		279,008
Net Assets	100.0%		392,138,444

a Security, or portion thereof, on loan. At April 30, 2013, the value of the fund's securities on loan was
$167,053,924 and the value of the collateral held by the fund was $171,424,315, consisting of cash collateral of
U.S. Government & Agency securities.
b Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

c Investment in affiliated money market mutual fund.

At April 30, 2013, net unrealized appreciation on investments was $19,663,790 of which $20,767,252 related to appreciated investment securities and $1,103,462 related to depreciated investment securities. At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government	99.5
Money Market Investment	.4
99.9

† Based on net assets.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	1,499,020	-	-	1,499,020
U.S. Treasury	-	390,360,416	-	390,360,416

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--120.1%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--5.7%
Americredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,251,573
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	2,190,000		2,230,641
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	2,410,000		2,508,153
Americredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		3,066,353
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	5,965,000		6,473,677
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	6,895,000		7,461,641
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	6,240,000		6,291,939
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	1,180,000		1,210,633
CarMax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	140,000		145,379
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	1,134,803		1,139,466
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,950,489
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	3,980,000		4,060,454
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	4,545,000		4,679,691
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	4,495,000	b	4,560,643
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	405,000		417,674
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	6,860,000		7,054,484

Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	540,000		559,610
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	4,255,000		4,478,643
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	1,415,000		1,480,812
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	2,775,000		2,940,509
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	3,235,000		3,455,452
					71,417,916
Asset-Backed Ctfs./Home Equity Loans--.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	385,974	c	394,132
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	1,603,014	c	1,635,132
					2,029,264
Asset-Backed Ctfs./Manufactured Housing--.1%
Origen Manufactured Housing
Contract Trust, Ser. 2005-B,
Cl. M2	6.48	1/15/37	1,346,512		1,446,575
Casinos--.3%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	2,750,000		3,080,000
Commercial Mortgage Pass-Through Ctfs.--4.6%
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW13, Cl. A3	5.52	9/11/41	27,236		27,411
Citigroup Commercial Mortgage
Trust, Ser. 2012-GC8, Cl. A4	3.02	9/10/45	5,395,000		5,634,773
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	6,430,000	b	6,542,483
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. B	1.73	3/6/20	4,595,000	b,c	4,609,509
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. E	2.48	3/6/20	1,730,000	b,c	1,739,906
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. F	2.63	3/6/20	5,680,000	b,c	5,712,464
GS Mortgage Securities Corporation

II Trust, Ser. 2007-EOP, Cl. G	2.79	3/6/20	3,110,000	b,c	3,127,952
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. H	3.30	3/6/20	25,000	b,c	25,155
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. K	4.80	3/6/20	3,030,000	b,c	3,056,370
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. L	5.46	3/6/20	6,725,000	b,c	6,789,227
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	6,410,000	b	7,520,375
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	5,455,000	b,c	6,813,600
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C7, Cl. A4	2.92	2/15/46	3,140,000		3,246,389
Morgan Stanley Capital I Trust,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	68,018		68,479
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.54	8/15/39	419,949	c	440,853
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	2,085,000		2,302,266
					57,657,212
Consumer Discretionary--4.5%
AutoZone,
Sr. Unscd. Notes	3.70	4/15/22	2,610,000		2,744,937
Cablevision Systems,
Sr. Unscd. Notes	7.75	4/15/18	2,890,000		3,305,437
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	4,110,000	b	5,015,314
DISH DBS,
Gtd. Notes	5.88	7/15/22	3,160,000		3,239,000
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	3,725,000		3,981,112
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	6,595,000		7,370,803
Hanesbrands,
Gtd. Notes	6.38	12/15/20	3,263,000		3,626,009
Hyundai Capital Services,

Sr. Unscd. Notes		4.38	7/27/16	1,700,000	b	1,837,807
Lynx I,
Sr. Scd. Notes	GBP	6.00	4/15/21	2,415,000	b	3,971,731
News America,
Gtd. Debs.		7.63	11/30/28	2,670,000		3,615,036
Pearson Dollar Finance Two,
Gtd. Notes		6.25	5/6/18	1,320,000	b	1,589,371
Staples,
Sr. Unscd. Notes		2.75	1/12/18	6,640,000	d	6,836,664
TCI Communications,
Sr. Unscd. Debs.		7.88	2/15/26	355,000		507,102
Time Warner,
Gtd. Debs.		6.10	7/15/40	1,265,000		1,558,350
Time Warner,
Gtd. Notes		3.40	6/15/22	3,185,000	d	3,366,685
Unitymedia Hessen,
Sr. Scd. Notes		5.50	1/15/23	3,380,000	b	3,515,200
						56,080,558
Consumer Staples--1.8%
ConAgra Foods,
Sr. Unscd. Notes		4.65	1/25/43	1,395,000		1,471,639
CVS Pass-Through Trust,
Pass Thru Certificates Notes		8.35	7/10/31	7,602,607	b	10,520,040
Mondelez International,
Sr. Unscd. Notes		6.88	2/1/38	3,075,000		4,269,401
Pernod-Ricard,
Sr. Unscd. Notes		4.25	7/15/22	1,715,000	b	1,893,429
Pernod-Ricard,
Sr. Unscd. Notes		4.45	1/15/22	1,510,000	b	1,687,540
Walgreen,
Sr. Unscd. Notes		1.00	3/13/15	2,360,000		2,375,866
						22,217,915
Energy--4.0%
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	5,750,000		6,889,155
CNOOC Finance (2012),
Gtd. Notes		3.88	5/2/22	2,775,000	b	2,949,456
Continental Resources,
Gtd. Notes		5.00	9/15/22	3,465,000		3,785,512

Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,994,358
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	2,945,000		2,994,800
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	2,475,000		3,028,088
Hess,
Sr. Unscd. Notes	5.60	2/15/41	1,810,000		2,007,828
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	3,560,000		4,569,986
MEG Energy,
Gtd. Notes	6.38	1/30/23	3,225,000	b	3,418,500
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	3,475,000		4,388,154
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	1,795,000		1,991,134
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	1,515,000		1,804,397
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	1,350,000		1,539,000
Unit,
Gtd. Notes	6.63	5/15/21	3,250,000		3,493,750
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	1,870,000		1,895,322
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		1,124,676
					49,874,116
Financial--16.8%
AIG SunAmerica Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	1,175,000	b	1,581,702
Ally Financial,
Gtd. Notes	4.63	6/26/15	5,975,000		6,299,389
Ally Financial,
Gtd. Notes	5.50	2/15/17	6,615,000		7,240,792
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	4,051,000	c	4,567,502
AON,
Gtd. Notes	3.50	9/30/15	2,620,000		2,773,142
Bangkok Bank,

Sr. Unscd. Notes	3.88	9/27/22	3,195,000	b	3,325,612
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	5,970,000		6,843,680
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	9,635,000		10,018,463
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	1,540,000		1,699,698
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,797,000		2,125,646
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	1,331,000		1,783,135
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	2,930,000		3,208,350
CIT Group,
Sr. Unscd. Notes	5.00	8/15/22	1,710,000		1,921,247
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	5,855,000		6,992,726
DDR,
Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,823,664
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	6,400,000		7,349,382
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	2,305,000		3,018,912
EPR Properties,
Gtd. Notes	5.75	8/15/22	3,450,000		3,848,485
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000		1,566,797
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000		621,359
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000		168,849
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	5,425,000		5,649,324
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	3,455,000		4,698,724
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	905,000		1,094,344
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	1,395,000		1,708,454

Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	3,615,000		4,198,595
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	1,975,000		2,362,303
Hanover Insurance Group,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000		2,188,284
Hartford Financial Services Group,
Sr. Unscd. Notes	5.13	4/15/22	645,000		765,792
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	3,985,000		4,169,183
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	4,585,000		5,088,571
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	3,285,000		3,589,464
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	3,310,000		3,413,437
Intesa Sanpaolo,
Unscd. Notes	3.88	1/16/18	3,370,000		3,375,887
Intesa Sanpaolo,
Sr. Unscd. Notes	6.50	2/24/21	4,080,000	b	4,447,359
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	4,125,000		4,640,060
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,452,166
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	1,475,000	b	1,741,338
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000		1,143,534
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000		58,893
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	3,215,000		3,779,570
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	3,720,000		4,202,938
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000		121,953
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	5,090,000	b	5,205,808
Prudential Financial,

Notes		5.38	6/21/20	5,655,000		6,715,081
Prudential Financial,
Jr. Sub. Notes		5.88	9/15/42	4,350,000	c	4,711,572
Prudential Financial,
Sr. Unscd. Notes		6.20	11/15/40	5,000		6,309
Rabobank Nederland,
Bank Gtd. Notes		3.95	11/9/22	3,595,000		3,713,189
Regency Centers,
Gtd. Notes		5.25	8/1/15	1,964,000		2,131,093
Regency Centers,
Gtd. Notes		5.88	6/15/17	210,000		241,972
Royal Bank of Scotland Group,
Sr. Unscd. Notes		2.55	9/18/15	3,770,000		3,885,562
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	5,995,000	c	7,121,778
Santander US Debt,
Bank Gtd. Notes		3.72	1/20/15	6,685,000	b	6,789,025
Standard Chartered,
Sub. Notes		3.95	1/11/23	7,155,000	b	7,324,573
WEA Finance,
Gtd. Notes		7.13	4/15/18	3,490,000	b	4,343,267
WEA Finance,
Gtd. Notes		7.50	6/2/14	245,000	b	262,468
Willis North America,
Gtd. Notes		6.20	3/28/17	4,475,000		5,124,041
Willis North America,
Gtd. Notes		7.00	9/29/19	4,790,000		5,728,304
						208,972,747
Foreign/Governmental--4.7%
Corporacion Andina de Fomento,
Sr. Unscd. Notes		3.75	1/15/16	3,845,000		4,101,600
Indonesia Eximbank,
Sr. Unscd. Notes		3.75	4/26/17	3,070,000		3,197,104
Italian Government,
Bonds	EUR	4.75	6/1/17	4,320,000		6,178,238
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	4,610,000		4,700,868
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.35	10/16/17	2,860,000		3,773,070

Portuguese Government,
Sr. Unscd. Bonds	EUR	4.45	6/15/18	6,895,000		9,038,604
Province of Quebec Canada,
Sr. Unscd. Notes		4.60	5/26/15	3,380,000		3,667,773
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	1,860,000		2,411,858
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	72,035,000		6,897,346
Spanish Government,
Notes		4.00	3/6/18	13,975,000	b	14,303,412
						58,269,873
Health Care--.5%
Actavis,
Sr. Unscd. Notes		4.63	10/1/42	1,690,000		1,675,968
DaVita HealthCare Partners,
Gtd. Notes		5.75	8/15/22	645,000		690,150
WellPoint,
Sr. Unscd. Notes		1.25	9/10/15	4,355,000		4,395,889
						6,762,007
Industrial--1.4%
Bombardier,
Sr. Notes		6.13	1/15/23	3,490,000	b	3,791,012
ERAC USA Finance,
Gtd. Notes		6.38	10/15/17	2,995,000	b	3,606,450
Goodyear Tire & Rubber,
Gtd. Notes		6.50	3/1/21	3,110,000		3,269,387
Waste Management,
Gtd. Notes		7.00	7/15/28	2,351,000		3,213,422
Waste Management,
Gtd. Notes		7.75	5/15/32	2,000,000		2,878,328
						16,758,599
Information Technology--.4%
Hewlett-Packard,
Sr. Unscd. Notes		4.30	6/1/21	1,195,000		1,211,259
Xerox,
Sr. Unscd. Notes		5.63	12/15/19	3,000,000		3,482,400
						4,693,659
Materials--2.8%
ArcelorMittal,

Sr. Unscd. Notes		6.75	2/25/22	3,320,000	c	3,647,727
Ardagh Packaging Finance,
Sr. Scd. Notes		7.38	10/15/17	2,950,000	b,d	3,263,438
Dow Chemical,
Sr. Unscd. Notes		2.50	2/15/16	190,000		198,080
Dow Chemical,
Sr. Unscd. Notes		4.13	11/15/21	3,550,000		3,873,721
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		5.45	3/15/43	6,540,000	b	6,658,989
Sealed Air,
Gtd. Notes		6.50	12/1/20	3,775,000	b,d	4,237,438
Smurfit Kappa Acquisitions,
Sr. Scd. Notes		4.88	9/15/18	1,250,000	b	1,303,125
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	1,350,000	b,d	1,896,343
Teck Resources,
Gtd. Notes		6.25	7/15/41	2,470,000		2,686,026
Vale Overseas,
Gtd. Notes		4.38	1/11/22	3,240,000		3,425,911
Vale,
Sr. Unscd. Notes		5.63	9/11/42	3,090,000		3,243,496
						34,434,294
Municipal Bonds--.8%
California,
GO (Build America Bonds)		7.30	10/1/39	3,705,000		5,319,120
New York City,
GO (Build America Bonds)		5.99	12/1/36	3,830,000		4,929,785
						10,248,905
Residential Mortgage Pass-Through Ctfs.--.2%
CS First Boston Commercial
Mortgage Trust, Ser. 2004-7,
Cl. 6A1		5.25	10/25/19	207,912		211,249
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2		0.95	2/25/36	1,332,508	c	1,252,786
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3		1.70	2/25/36	1,077,658	c	1,014,407
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B		6.73	4/28/24	658	c	473
Residential Funding Mortgage

Securities I Trust,
Ser. 2004-S3, Cl. M1	4.75	3/25/19	311,639		295,005
					2,773,920
Telecommunications--2.1%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	2,165,000		2,904,973
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	2,870,000	b	3,085,250
SBA Tower Trust,
Scd. Bonds	3.60	4/15/43	6,210,000	b	6,279,738
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/36	6,080,000		6,576,183
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	5,050,000		5,578,710
Wind Acquisition Finance,
Sr. Scd. Notes	6.50	4/30/20	1,500,000	b	1,576,875
					26,001,729
U.S. Government Agencies--.0%
Small Business Administration
Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	66,663		71,667
U.S. Government Agencies/Mortgage-Backed--24.6%
Federal Home Loan Mortgage Corp.:
4.00%			31,915,000	e,f	34,084,221
5.00%, 10/1/18 - 9/1/40			1,277,552	f	1,411,321
5.50%, 11/1/22 - 5/1/40			4,999,293	f	5,407,214
6.00%, 7/1/17 - 12/1/37			1,904,865	f	2,098,188
6.50%, 3/1/14 - 3/1/32			214,353	f	247,708
7.00%, 11/1/31			96,161	f	113,465
7.50%, 12/1/25 - 1/1/31			22,903	f	25,570
8.00%, 10/1/19 - 1/1/28			7,960	f	9,263
8.50%, 7/1/30			505	f	635
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			436,875	f	442,638
Multiclass Mortgage
Participation Ctfs., REMIC,

Ser. 51, Cl. E, 10.00%,
7/15/20	71,042	f	71,700
Federal National Mortgage Association:
2.50%	11,620,000	e	12,153,794
3.00%	65,035,000	e	68,169,264
3.50%	92,540,000	e	98,627,402
4.00%	26,615,000	e	28,494,684
5.00%	29,325,000	e	31,753,482
4.50%, 11/1/14	1,304	f	1,399
5.00%, 5/1/18 - 9/1/40	4,007,898	f	4,420,761
5.50%, 8/1/22 - 8/1/40	13,200,140	f	14,527,109
6.00%, 1/1/19 - 1/1/38	1,906,692	f	2,100,850
6.50%, 3/1/26 - 10/1/32	80,045	f	93,962
7.00%, 9/1/14 - 7/1/32	43,889	f	50,984
7.50%, 10/1/15 - 3/1/31	12,756	f	14,012
8.00%, 12/1/25 - 3/1/31	14,238	f	16,256
Pass-Through Ctfs.,REMIC,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18	42,367	f	47,008
Government National Mortgage Association I:
5.50%, 4/15/33	1,562,870		1,737,867
6.50%, 4/15/28 - 9/15/32	40,622		47,324
7.00%, 12/15/26 - 9/15/31	14,948		17,783
7.50%, 12/15/26 - 11/15/30	4,849		5,065
8.00%, 5/15/26 - 10/15/30	16,663		18,090
8.50%, 4/15/25	3,879		4,529
9.00%, 10/15/27	8,855		9,112
9.50%, 2/15/25	2,349		2,678
9.50%, 11/15/17	49,114		52,527
Government National Mortgage Association II:
6.50%, 2/20/31 - 7/20/31	90,919		108,829
7.00%, 11/20/29	292		350
			306,387,044
U.S. Government Securities--42.2%
U.S. Treasury Bonds:
3.88%, 8/15/40	29,565,000	d	35,635,079
4.63%, 2/15/40	1,475,000		1,996,551
6.13%, 11/15/27	430,000		641,036
U.S. Treasury Notes:

0.13%, 7/31/14				63,545,000	d	63,525,174
0.38%, 6/30/13				96,025,000	d	96,088,761
0.38%, 7/31/13				123,261,000		123,376,619
1.38%, 5/15/13				75,075,000		75,121,922
1.75%, 5/31/16				31,145,000		32,497,877
2.13%, 5/31/15				48,015,000	d	49,909,336
2.38%, 7/31/17				42,775,000	d	46,110,124
						524,902,479
Utilities--2.4%
Calpine,
Sr. Scd. Notes		7.88	1/15/23	734,000	b	844,100
Cleveland Electric Illuminating,
Sr. Unscd. Notes		5.70	4/1/17	910,000		1,032,262
Commonwealth Edison,
First Mortgage Bonds		6.15	9/15/17	60,000		72,646
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D		5.30	12/1/16	675,000		779,254
Electricite de France,
Sub. Notes		5.25	1/29/49	5,815,000	b,c	5,860,200
Enel Finance International,
Gtd. Notes		6.25	9/15/17	5,673,000	b	6,402,372
Exelon Generation,
Sr. Unscd. Notes		5.20	10/1/19	2,200,000		2,528,302
Exelon Generation,
Sr. Unscd. Notes		6.25	10/1/39	355,000		429,941
Nevada Power,
Mortgage Notes, Ser. R		6.75	7/1/37	395,000		556,275
Nisource Finance,
Gtd. Notes		4.45	12/1/21	3,295,000		3,688,601
Sempra Energy,
Sr. Unscd. Notes		6.50	6/1/16	3,060,000		3,560,399
Sierra Pacific Power,
Mortgage Notes, Ser. P		6.75	7/1/37	550,000		769,240
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	2,510,000	b	3,612,961
						30,136,553
Total Bonds and Notes
(cost $1,442,760,980)						1,494,217,032

Preferred Stocks--.6%	Shares		Value ($)
Financial
General Electric Capital,
Non-Cum, Perpetual, Ser. B,
$6.25
(cost $6,400,000)	64,000	[c]	7,088,371
	Face Amount
	Covered by
Options Purchased--.3%	Contracts ($)		Value ($)
Put Options
3-Month USD LIBOR-BBA,
May 2013 @ $1.73	185,780,000	g	4,830
3-Month USD LIBOR-BBA,
March 2023 @ $4.50	60,560,000	g	3,704,697
Total Options Purchased
(cost $5,409,450)			3,709,527
	Principal
Short-Term Investments--.3%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.10%, 7/25/13
(cost $3,849,072)	3,850,000	[h]	3,849,569

Other Investment--.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,391,573)	6,391,573	[i]	6,391,573
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,934,277)	7,934,277	[i]	7,934,277
Total Investments (cost $1,472,745,352)	122.4%		1,523,190,349
Liabilities, Less Cash and Receivables	(22.4%)		(279,102,293)
Net Assets	100.0%		1,244,088,056

BBA--British Bankers Association
GO--General Obligation

LIBOR--London Interbank Offered Rate
REIT--Real Estate Investment Trust
REMIC--Real Estate Mortgage Investment Conduit
USD--U.S. Dollar

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
GBP--British Pound
ZAR--South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities were valued at $188,638,927 or 15.2% of net assets.
c Variable rate security--interest rate subject to periodic change.
d Security, or portion thereof, on loan. At April 30, 2013, the value of the fund's securities on loan was
$130,258,773 and the value of the collateral held by the fund was $134,724,246, consisting of cash collateral of
$7,934,277 and U.S. Government and agency securities valued at $126,789,969.
e Purchased on a forward commitment basis.
f The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
g Non-income producing security.
h Held by or on behalf of a counterparty for open financial futures positions.
i Investment in affiliated money market mutual fund.

At April 30, 2013, net unrealized appreciation on investments was $52,234,832 of which $54,802,369 related to appreciated investment securities and $2,567,537 related to depreciated investment securities. At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	66.8
Corporate Bonds	37.0
Asset Backed	6.0
Foreign/Governmental	4.7
Commercial Mortgage-Backed	4.6
Short-Term/Money Market Investments	1.4
Municipal Bonds	.8
Preferred Stocks	.6
Options Purchased	.3

Residential Mortgage-Backed	.2
122.4
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
April 30, 2013 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2013 ($)

Financial Futures Short
U.S. Treasury 10 Year Notes	295	(39,341,016)	June 2013	(634,297)
U.S. Treasury Long Bonds	22	(3,264,250)	June 2013	6,875

Gross Unrealized Appreciation				6,875
Gross Unrealized Depreciation				(634,297)

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
April 30, 2013 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

British Pound,
Expiring
5/31/2013	a	2,420,000	3,736,431	3,758,326	(21,895)

Euro,
Expiring:
5/31/2013	b	3,539,000	4,605,017	4,661,641	(56,624)
5/31/2013	c	14,190,000	18,454,577	18,691,350	(236,773)

Japanese Yen,
Expiring
5/31/2013	d	1,138,695,000	11,626,871	11,682,528	(55,657)

New Zealand Dollar,
Expiring
5/31/2013	c	15,090,000	12,829,065	12,904,772	(75,707)

South African Rand,
Expiring
5/31/2013	e	59,787,000	6,505,941	6,633,899	(127,958)

					(574,614)

Counterparties:

a Bank of America
b Morgan Stanley

c Royal Bank of Scotland
d UBS
e JPMorgan Chase & Co.

STATEMENT OF OPTIONS WRITTEN
April 30, 2013 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Put Options:
3-Month USD LIBOR-BBA,
March 2015 @ $3.75	60,560,000	a	(1,144,517)
U.S. Treasury 10 Year Notes,
June 2013 @ $129	1,527,000	a	(23,859)
(premiums received $2,958,211)
			(1,168,376)

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-U.S. Dollar

a Non-income producing security.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	74,893,755	-	74,893,755
Commercial Mortgage-Backed	-	57,657,212	-	57,657,212
Corporate Bonds+	-	459,012,177	-	459,012,177
Foreign Government	-	58,269,873	-	58,269,873
Municipal Bonds	-	10,248,905	-	10,248,905
Mutual Funds	14,325,850	-	-	14,325,850
Preferred Stocks+	-	7,088,371	-	7,088,371
Residential Mortgage-Backed	-	2,773,920	-	2,773,920
U.S. Government Agencies/Mortgage-Backed	-	306,458,711	-	306,458,711
U.S. Treasury	-	528,752,048	-	528,752,048
Other Financial Instruments:
Financial Futures++	6,875	-	-	6,875
Options Purchased	-	3,709,527	-	3,709,527
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(634,297)	-	-	(634,297)
Forward Foreign Currency Exchange Contracts++	-	(574,614)	-	(574,614)
Options Written	(23,859)	(1,144,517)	-	(1,168,376)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund during the period ended
April 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.
As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
April 30, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.3%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--8.0%
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.27	8/15/17	780,000	b	791,797
Americredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	840,000		835,397
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	415,000		422,701
Americredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	655,000		676,250
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,251,318
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,590,000		1,725,590
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,417,658
AmeriCredit Automobile Receivables
Trust, Ser. 2010-2, Cl. E	8.66	10/10/17	550,000	c	602,253
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		443,662
Carmax Auto Owner Trust,
Ser. 2010-3, Cl. C	2.59	8/15/16	450,000		463,072
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	185,000		189,803
CarMax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	2,615,000		2,715,466
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	455,560		455,683
Santander Drive Auto Receivables
Trust, Ser. 2011-S1A, Cl. C	1.89	5/15/17	771,142	c	774,429
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	202,402		203,234
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	575,000		578,035
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	755,000		770,262
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,467,596

Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	1,180,000		1,214,969
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	545,000		562,055
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	1,275,000		1,311,147
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	820,000		863,099
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	285,000		298,255
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	620,000		662,251
					20,695,982
Asset-Backed Ctfs./Equipment--.7%
CNH Equipment Trust,
Ser. 2011-A, Cl. A4	2.04	10/17/16	1,850,000		1,890,964
Asset-Backed Ctfs./Home Equity Loans--.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	482,467	b	492,665
Casinos--.2%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	550,000		616,000
Commercial Mortgage Pass-Through Ctfs.--2.9%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	85,000		89,540
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-6, Cl. A4	5.19	9/10/47	895,000	b	983,628
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	1,013,185		1,061,788
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW12, Cl. AAB	5.69	9/11/38	222,081	b	222,225
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	600,000	b	691,789
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.70	12/10/49	825,000	b	968,526
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,630,000	b,c	1,635,147
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. F	2.63	3/6/20	730,000	b,c	734,172

GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. K	4.80	3/6/20	350,000	b,c	353,046
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	174,914	b	184,125
Morgan Stanley Capital I Trust,
Ser. 2005-HQ7, Cl. A4	5.21	11/14/42	475,000	b	518,568
					7,442,554
Consumer Discretionary--3.2%
Cablevision Systems,
Sr. Unscd. Notes	7.75	4/15/18	570,000		651,938
Comcast,
Gtd. Notes	5.90	3/15/16	655,000		749,216
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000	c	793,176
Daimler Finance,
Gtd. Notes	1.25	1/11/16	1,130,000	c	1,135,882
DISH DBS,
Gtd. Notes	5.88	7/15/22	625,000		640,625
Hanesbrands,
Gtd. Notes	6.38	12/15/20	600,000		666,750
Hutchison Whampoa International
(12) (II), Gtd. Notes	2.00	11/8/17	925,000	c	934,174
NBC Universal Media,
Gtd. Notes	3.65	4/30/15	700,000		741,689
Staples,
Sr. Unscd. Notes	2.75	1/12/18	1,295,000	d	1,333,355
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	730,000		734,908
					8,381,713
Consumer Staples--1.1%
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	1,390,000		1,416,998
Mondelez International,
Sr. Unscd. Notes	6.13	2/1/18	530,000		636,637
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	c	684,680
					2,738,315
Energy--2.2%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	1,015,000		1,216,086
Continental Resources,
Gtd. Notes	5.00	9/15/22	670,000		731,975
EQT,

Sr. Unscd. Notes	8.13	6/1/19	215,000		268,967
Hess,
Sr. Unscd. Notes	8.13	2/15/19	505,000		658,854
MEG Energy,
Gtd. Notes	6.38	1/30/23	650,000	c	689,000
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	595,000		620,373
Unit,
Gtd. Notes	6.63	5/15/21	640,000		688,000
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	405,000		410,484
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	450,000		483,654
					5,767,393
Financial--19.5%
Ally Financial,
Gtd. Notes	4.63	6/26/15	1,200,000		1,265,149
Ally Financial,
Gtd. Notes	5.50	2/15/17	1,285,000		1,406,564
American Express,
Sr. Unscd. Notes	7.25	5/20/14	575,000		615,007
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	190,000		194,088
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	b	239,030
AON,
Gtd. Notes	3.50	9/30/15	695,000		735,623
Bangkok Bank,
Sr. Unscd. Notes	3.88	9/27/22	615,000	c	640,141
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	3,005,000		3,199,105
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	430,000		499,737
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	1,805,000		1,876,837
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		402,851
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	555,000		607,725
CIT Group,
Sr. Unscd. Notes	5.00	8/15/22	330,000		370,767
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	3,590,000		3,973,373
Citigroup,

Sr. Unscd. Notes	4.75	5/19/15	560,000		601,845
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000		728,851
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		660,296
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	350,000		458,403
EPR Properties,
Gtd. Notes	5.75	8/15/22	670,000		747,387
Erac USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	c	1,230,494
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000		389,762
Ford Motor Credit,
Sr. Unscd. Notes	3.88	1/15/15	1,750,000		1,821,701
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	695,000		742,785
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	340,000		379,996
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	975,000		1,015,316
General Electric Capital,
Sr. Unscd. Notes	3.35	10/17/16	950,000		1,021,172
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	210,000		253,936
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	320,000		391,903
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	2/7/16	680,000		724,586
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	405,000		484,422
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	600,000		661,529
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	490,000		500,367
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	905,000		1,004,396
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	c	432,425
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	625,000		682,927
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	535,000		551,719
Intesa Sanpaolo,

Sr. Unscd. Notes	3.13	1/15/16	500,000		500,140
Intesa Sanpaolo,
Sr. Unscd. Notes	6.50	2/24/21	785,000	c	855,681
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	565,000	c	630,056
MetLife Institutional Funding II,
Scd. Notes	1.18	4/4/14	1,200,000	b,c	1,209,930
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	500,000		657,823
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	650,000		692,102
Morgan Stanley,
Sr. Unscd. Notes	4.10	1/26/15	660,000		691,906
PNC Bank,
Sub. Notes	6.88	4/1/18	600,000		745,596
Principal Life Global Funding II,
Scd. Notes	1.00	12/11/15	1,970,000	c	1,978,306
Prudential Financial,
Sr. Unscd. Notes	3.00	5/12/16	590,000		624,837
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	365,000		397,851
Rabobank Nederland,
Bank Gtd. Notes	3.95	11/9/22	705,000		728,178
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	725,000		747,223
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	1,210,000	b	1,437,423
Santander US Debt,
Bank Gtd. Notes	3.72	1/20/15	1,925,000	c	1,954,955
Standard Chartered,
Sub. Notes	3.95	1/11/23	1,415,000	c	1,448,535
WEA Finance,
Gtd. Notes	7.13	4/15/18	460,000	c	572,465
WEA Finance,
Gtd. Notes	7.50	6/2/14	320,000	c	342,815
Willis North America,
Gtd. Notes	6.20	3/28/17	615,000		704,198
Willis North America,
Gtd. Notes	7.00	9/29/19	1,360,000		1,626,408
					50,058,643
Foreign/Governmental--1.9%
Indonesia Eximbank,
Sr. Unscd. Notes	3.75	4/26/17	590,000		614,427
Italian Government,

Bonds	EUR	4.75	6/1/17	450,000		643,566
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	1,200,000	d	1,223,653
Petroleos Mexicanos,
Gtd. Notes		4.88	1/24/22	600,000		684,000
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.45	6/15/18	240,000		314,614
Spanish Government,
Notes		4.00	3/6/18	1,350,000	c	1,381,725
						4,861,985
Health Care--.6%
Actavis,
Sr. Unscd. Notes		3.25	10/1/22	525,000		524,145
DaVita HealthCare Partners,
Gtd. Notes		5.75	8/15/22	125,000		133,750
WellPoint,
Sr. Unscd. Notes		1.25	9/10/15	835,000		842,840
						1,500,735
Industrial--1.0%
Bombardier,
Sr. Notes		6.13	1/15/23	680,000	c	738,650
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	490,000	c	705,319
Waste Management,
Gtd. Notes		6.38	3/11/15	725,000		798,351
Xerox,
Sr. Unscd. Notes		5.63	12/15/19	215,000		249,572
						2,491,892
Information Technology--.3%
Hewlett-Packard,
Sr. Unscd. Notes		2.20	12/1/15	405,000		414,043
Hewlett-Packard,
Sr. Unscd. Notes		4.30	6/1/21	345,000		349,694
						763,737
Materials--1.4%
ArcelorMittal,
Sr. Unscd. Notes		6.75	2/25/22	630,000	b	692,189
Dow Chemical,
Sr. Unscd. Notes		4.13	11/15/21	590,000		643,802
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		5.63	2/15/15	910,000		986,799
Smurfit Kappa Acquisitions,
Sr. Scd. Notes		4.88	9/15/18	225,000	c	234,562
Smurfit Kappa Acquisitions,

Sr. Scd. Notes	EUR	5.13	9/15/18	265,000	c	372,245
Vale Overseas,
Gtd. Notes		4.38	1/11/22	650,000		687,297
						3,616,894
Residential Mortgage Pass-Through Ctfs.--.1%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1		5.25	10/25/19	206,208		209,518
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2		3.08	12/25/34	199,332	b	196,468
						405,986
Telecommunication Services--1.4%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes		8.50	11/15/18	465,000		623,932
SBA Tower Trust,
Scd. Bonds		3.60	4/15/43	1,280,000	c	1,294,374
Telefonica Emisiones,
Gtd. Notes		5.46	2/16/21	1,455,000		1,607,331
						3,525,637
U.S. Government Agencies--10.1%
Federal Home Loan Mortgage Corp.,
Notes		4.88	11/15/13	11,625,000	d,e	11,927,506
Federal Home Loan Mortgage Corp.,
Notes		1.25	8/1/19	6,450,000	e	6,496,221
Federal National Mortgage
Association, Notes		0.88	8/28/17	5,100,000	d,e	5,145,110
Federal National Mortgage
Association, Notes		1.50	6/26/13	2,475,000	e	2,480,425
						26,049,262
U.S. Government Agencies/Mortgage-Backed--.1%
Federal Home Loan Mortgage Corp.,
6.50%, 6/1/32				580	e	674
Federal National Mortgage Association;
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33				144,898	e	151,445
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31				10,455		12,629
7.50%, 11/20/29 - 12/20/30				10,986		13,696
						178,444
U.S. Government Securities--41.2%
U.S. Treasury Notes:
0.13%, 7/31/14				42,065,000	d	42,051,876

	2.13%, 5/31/15			61,490,000	d	63,915,965
						105,967,841
	Utilities--1.2%
	Calpine,
	Sr. Scd. Notes	7.88	1/15/23	147,000	c	169,050
	Duke Energy Carolinas,
	First Mortgage Bonds	5.10	4/15/18	800,000		949,375
	Exelon Generation,
	Sr. Unscd. Notes	6.20	10/1/17	515,000		605,807
	National Grid,
	Sr. Unscd. Notes	6.30	8/1/16	724,000		841,562
	Sempra Energy,
	Sr. Unscd. Notes	6.50	6/1/16	435,000		506,135
						3,071,929
	Total Bonds and Notes
	(cost $247,165,404)					250,518,571
				Face Amount
				Covered by
	Options Purchased--.2%			Contracts ($)		Value ($)
	Put Options
	3-Month USD LIBOR-BBA,
	May 2013 @ $1.72			18,410,000	f	479
	3-Month USD LIBOR-BBA,
	March 2023 @ $4.50			6,310,000	f	386,008
	Total Options Purchased
	(cost $558,034)					386,487
				Principal
Short	-Term Investments--.2%			Amount ($)		Value ($)
	U.S. Treasury Bills;
	0.10%, 7/25/13
	(cost $394,907)			395,000	[g]	394,956

	Other Investment--1.8%			Shares		Value ($)
	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $4,549,085)			4,549,085	[h]	4,549,085
	Investment of Cash Collateral for
	Securities Loaned--.5%
	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Fund
	(cost $1,284,960)			1,284,960	[h]	1,284,960
	Total Investments (cost $253,952,390)			100.0%		257,134,059

Cash and Receivables (Net)	.0%	103,162
Net Assets	100.0%	257,237,221

BBA--British Bankers Association

LIBOR--London Interbank Offered Rate

REIT--Real Estate Investment Trust

REMIC--Real Estate Mortgage Investment Conduit

USD--U.S. Dollar

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
b Variable rate security--interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities were valued at $24,527,687 or 9.5% of net assets.
d Security, or portion thereof, on loan. At April 30, 2013, the value of the fund's securities on loan was $95,245,192 and the value of the collateral held by the fund was $97,823,945, consisting of cash collateral of $1,284,960 and
U.S Government & Agencies securities valued at $96,538,985.
e The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f Non-income producing security.
g Held by or on behalf of a counterparty for open financial futures positions.
h Investment in affiliated money market mutual fund.

At April 30, 2013, net unrealized appreciation on investments was $3,362,478 of which $5,561,302 related to appreciated investment securities and $2,198,824 related to depreciated investment securities. At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	51.4
Corporate Bonds	32.1
Asset-Backed	8.9
Commercial Mortgage-Backed	2.9
Short-Term/Money Market Investments	2.5
Foreign/Governmental	1.9
Options Purchased	.2
Residental Mortgage-Backed	.1
100.0

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
April 30, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2013 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	238	52,508,750	June 2013	63,219
Financial Futures Short
U.S. Treasury 5 Year Notes	4	(498,563)	June 2013	(3,500)
U.S. Treasury 10 Year Notes	226	(30,139,219)	June 2013	(409,625)

Gross Unrealized Appreciation				63,219
Gross Unrealized Depreciation				(413,125)

STATEMENT OF OPTIONS WRITTEN
April 30, 2013 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Put Options:
3-Month USD LIBOR-BBA,
March 2015 @ $3.75	6,310,000	a	(119,252)
U.S. Treasury 10 Year Notes,
June 2013 @ $129	151,000	a	(2,359)
(premiums received $302,420)			(121,611)

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-US Dollar

a Non-income producing security.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
April 30, 2013 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Euro,
Expiring:
5/31/2013	a	459,000	597,259	604,603	(7,344)
5/31/2013	b	1,025,000	1,333,047	1,350,150	(17,103)

Japanese Yen,
Expiring
5/31/2013	c	119,235,000	1,217,472	1,223,300	(5,828)

New Zealand Dollar,
Expiring
5/31/2013	b	1,600,000	1,360,272	1,368,299	(8,027)

					(38,302)

Counterparties:

a Morgan Stanley
b Royal Bank of Scotland
c UBS

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	23,079,611	-	23,079,611
Commercial Mortgage-Backed	-	7,442,554	-	7,442,554
Corporate Bonds+	-	82,532,888	-	82,532,888
Foreign Government	-	4,861,985	-	4,861,985
Mutual Funds	5,834,045	-	-	5,834,045
Residential Mortgage-Backed	-	405,986	-	405,986
U.S. Government Agencies/Mortgage-Backed	-	26,227,706	-	26,227,706
U.S. Treasury	-	106,362,797	-	106,362,797
Other Financial Instruments:
Financial Futures++	63,219	-	-	63,219
Options Purchased	-	386,487	-	386,487
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(413,125)	-	-	(413,125)
Forward Foreign Currency Exchange Contracts++	-	(38,302)	-	(38,302)
Options Written	(2,359)	(119,252)	-	(121,611)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund during the period ended
April 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.
As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 17, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	June 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)